UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   March 13, 2024 to April 12, 2024

Commission File Number of issuing entity:  333-193376-03

Central Index Key Number of issuing entity:  0001600831

COMM 2014-LC15 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-193376

Central Index Key Number of depositor:  0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3926089
38-3926090
38-7111572
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-M			X
B			X
PEZ			X
C			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

The borrower for the PennCap Portfolio Mortgage Loan (Loan Number 9 on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on March 25, 2014 pursuant to Rule 424(b)(5)) previously obtained an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $164,400.00 (the “PPP Loan”). The full amount of the PPP Loan was allocated to the A-1 Note of the PennCap Portfolio Whole Loan in the WFRBS Commercial Mortgage Trust 2014-LC14 but should have been allocated pro rata to the A-1 Note in the WFRBS Commercial Mortgage Trust 2014-LC14 and the A-2 Note in the COMM 2014-LC15 Mortgage Trust. The Certificate Administrator made a claim to the Class X-A Certificateholders in the WFRBS Commercial Mortgage Trust 2014-LC14 for the overage of $44,788.03 paid to the Class X-A Certificateholders in the WFRBS Commercial Mortgage Trust 2014-LC14 which should have been allocated to the Certificateholders in the COMM 2014-LC15 Mortgage Trust. The funds have been received and are expected to be distributed to the Certificateholders of the COMM 2014-LC15 Mortgage Trust on the May 10 distribution date.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 12, 2024 a distribution was made to holders of the certificates issued by COMM 2014-LC15 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the COMM 2014-LC15 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on April 12, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	24.23%	8	$3,608,990.89

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2014-LC15 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 13, 2024 to April 12, 2024.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 12, 2024. The CIK number for the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2024. The CIK number of GACC is 0001541294.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024. The CIK number of LCF is 0001541468.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024. The CIK number of NREC is 0001542256.

Part II - OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by COMM 2014-LC15 Mortgage Trust, relating to the April 12, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Matt Smith
Matt Smith, Director

Date: April 25, 2024

/s/ R. Chris Jones
R. Chris Jones, Managing Director

Date: April 25, 2024